SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

AB Global Bond Fund, Inc.

(Exact name of registrant as specified in charter)

AllianceBernstein L.P.

1345 Avenue of the Americas, New York, New York 10105

(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code:

(800) 221-5672

NANCY E. HAY

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Copies of communications to:

Paul M. Miller

Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

Date of fiscal year end: September 30

Date of reporting period: July 1, 2022 - June 30, 2023

FORM N-PX

ICA File Number:  811-06554

Registrant Name:  AB Global Bond Fund, Inc.

Reporting Period:  07/01/2022 - 06/30/2023

AB Global Bond Fund, Inc.

GOLDEN ENERGY OFFSHORE SERVICES AS Meeting Date: JUL 13, 2022 Record Date: Meeting Type: EXTRAORDINARY SHAREHOLDERS
Ticker: GEOS Security ID: R2R712107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Open Meeting	Management	None	None
2	Elect Per Ivar Fagervoll as Chairman of Meeting; Designate Inspector(s) of Minutes of Meeting	Management	For	For
3	Approve Notice of Meeting and Agenda	Management	For	For
4	Approve Issuance of Warrants for a Private Placement for Oaktree	Management	For	For
5	Approve Issuance of Warrants for a Private Placement	Management	For	For

GOLDEN ENERGY OFFSHORE SERVICES AS Meeting Date: AUG 11, 2022 Record Date: Meeting Type: EXTRAORDINARY SHAREHOLDERS
Ticker: GEOS Security ID: R2R712107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Open Meeting; Open Meeting; Registration of Attending Shareholders and Proxies	Management	None	None
2	Elect Per Ivar Fagervoll as Chairman of Meeting; Designate Inspector(s) of Minutes of Meeting	Management	For	Did Not Vote
3	Approve Notice of Meeting and Agenda	Management	For	Did Not Vote
4	Elect Fredrik Ulstein-Rygnestad as Director	Management	For	Did Not Vote

GOLDEN ENERGY OFFSHORE SERVICES AS Meeting Date: JUN 16, 2023 Record Date: Meeting Type: ANNUAL
Ticker: GEOS Security ID: R2R712107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
0	Open Meeting; Registration of Attending Shareholders and Proxies	Management	None	None
1	Elect Chairman of Meeting; Designate Inspector(s) of Minutes of Meeting	Management	For	For
2	Approve Notice of Meeting and Agenda	Management	For	For
3	Accept Financial Statements and Statutory Reports	Management	For	For
4	Approve Remuneration of Auditors	Management	For	Abstain
5	Approve Remuneration of Nomination Committee	Management	For	For
6	Approve Remuneration of Directors in the Amount of NOK 500,000 for Chairman and NOK 350,000 for Other Members	Management	For	For
7	Approve Creation of NOK 26.9 Million Pool of Capital without Preemptive Rights	Management	For	For

SANDRIDGE ENERGY, INC. Meeting Date: JUN 14, 2023 Record Date: APR 24, 2023 Meeting Type: ANNUAL
Ticker: SD Security ID: 80007P869
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Jaffrey "Jay" A. Firestone	Management	For	For
1b	Elect Director Jonathan Frates	Management	For	For
1c	Elect Director John "Jack" Lipinski	Management	For	For
1d	Elect Director Randolph C. Read	Management	For	For
1e	Elect Director Nancy Dunlap	Management	For	For
2	Ratify Grant Thornton LLP as Auditors	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
4	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year

STANDARD CHARTERED PLC Meeting Date: DEC 15, 2022 Record Date: NOV 02, 2022 Meeting Type: SPECIAL
Ticker: STAN Security ID: 853254AA8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Amend the Terms and Provisions of the 6.409 Per Cent Preference Shares as set out in the Appendix in the Notice of 6.409 Per Cent Class Meeting	Management	For	For
2	Vote FOR if you certify that you are an Eligible ADS Holder; Vote AGAINST if you are indicating you are NOT an Eligible ADS Holder, and therefore, your instruction will not be counted for this Class Meeting.	Management	None	Against

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AB Global Bond Fund, Inc.

By:
Onur Erzan*

Chief Executive Officer

Date:
August 30, 2023

*By:
/s/ Nancy E. Hay

Nancy E. Hay

(Attorney-in-fact)

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the person
whose signature appears below hereby constitutes and appoints Nancy E. Hay, Stephen J. Laffey, Richard A. Leahy and Linda Y. Kim and each of them, to act severally as attorney-in-fact and agent, with power of substitution and resubstitution, for the undersigned and to execute in his name and on his behalf, in any and all capacities, solely for the purpose of signing the Registration Statement on Form N-1A, and any amendments thereto, of:

-AB Active ETFs, Inc.

-AB Bond Fund, Inc.

-AB Cap Fund, Inc.

-AB Core Opportunities Fund,
Inc.

-AB Corporate Shares

-AB Discovery Growth Fund, Inc.

-AB Equity Income Fund, Inc.

-AB Fixed-Income Shares, Inc.

-AB Global Bond Fund, Inc.

-AB Global Real Estate Investment
Fund, Inc.

-AB Global Risk Allocation Fund,
Inc.

-AB High Income Fund, Inc.

-AB Institutional Funds, Inc.

-AB Large Cap Growth Fund, Inc.

-AB Municipal Income Fund, Inc.

-AB Municipal Income Fund II

-AB Relative Value Fund, Inc.

-AB Sustainable Global Thematic
Fund, Inc.

-AB Sustainable International
Thematic Fund, Inc.

-AB Trust

-AB Variable Products Series
Fund, Inc.

-The AB Portfolios

-Sanford C. Bernstein Fund II,
Inc.

(each, a “Company” and together, the “Companies”),
and all other documents filed with the U.S. Securities & Exchange Commission (the “SEC”) under the Investment Company
Act of 1940, as amended, and, as applicable, the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended
(collectively, the “Acts”), and any and all instruments that such attorneys-in-fact or agents may deem necessary or advisable to enable the Company or its affiliates to comply with the Acts, applicable rules or regulations under the Acts or imposed by the SEC, applicable federal or state securities laws, or listing requirements of any securities exchange and specifically authorizing the filing of any documents, with the SEC or regulatory authorities of any other jurisdiction, and the undersigned hereby ratifies and confirms as his own act any and all acts performed by the attorneys-in-fact or their substitutes pursuant to prior powers of attorney, and ratifies and confirms as his own acts any and all acts such attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
The undersigned hereby revokes all prior powers granted by the attorneys-in-fact with respect to the Companies to the extent inconsistent herewith.

    /s/
Onur Erzan

         Onur
Erzan

Dated: August 15, 2023